Costs of services and general and administrative costs	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Costs of services and general and administrative costs
3. Costs of services and general and administrative costs

	2023	2022	2021
	£m	£m	£m
Costs of services	12,325.8	11,890.1	10,597.5
General and administrative costs	1,988.0	1,180.4	974.6
	14,313.8	13,070.5	11,572.1
Costs of services and general and administrative costs include:

	2023	2022	2021
	£m	£m	£m
Staff costs (note 5)	8,137.6	8,165.8	7,166.7
Establishment costs	515.8	536.0	529.0
Media pass-through costs	2,173.6	1,905.7	1,865.3
Other costs of services and general and administrative costs[1]	3,486.8	2,463.0	2,011.1
	14,313.8	13,070.5	11,572.1
Note
[1]Other costs of services and general and administrative costs include £811.5 million (2022: £723.7 million, 2021: £538.6 million) of other pass-through costs.
Included within costs of services and general administrative costs are the following:

	2023	2022	2021
	£m	£m	£m
Goodwill impairment (note 13)	63.6	37.9	1.8
Amortisation and impairment of acquired intangible assets	727.9	62.1	97.8
Investment and other impairment charges/(reversals)	17.8	77.0	(42.4)
Restructuring and transformation costs	195.5	218.8	175.4
Property-related restructuring costs	232.5	18.0	—
(Gains)/losses on disposal of investments and subsidiaries	(7.1)	36.3	10.6
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(66.5)	—
Litigation settlement	(11.0)	—	21.3
Amortisation of other intangible assets	24.8	21.9	19.9
Depreciation of property, plant and equipment	165.1	166.9	151.2
Depreciation of right-of-use assets	256.8	262.2	272.9
Losses/(gains) on sale of property, plant and equipment	0.4	(6.4)	(1.3)
Net foreign exchange (gains)/losses	(14.5)	(8.7)	4.4
Short-term lease expense	22.2	20.2	18.0
Low-value lease expense	2.8	1.9	2.3
In 2023, operating profit includes credits totalling £16.9 million (2022: £29.3 million, 2021: £19.3 million) relating to the release of provisions and other balances established in respect of acquisitions completed prior to 2022. Further details of the Group’s approach to acquisition provisions, as required by IFRS 3 Business Combinations, are given in note 28.
The goodwill impairment charge of £63.6 million in 2023 (2022: £37.9 million, 2021: £1.8 million) relates to businesses in the Group that have closed or where the impact of current macroeconomic conditions and trading circumstances indicate impairment to the carrying value.

Amortisation and impairment of acquired intangible assets of £727.9 million (2022: £62.1 million including £0.2 million relating to associates, 2021: £97.8 million) includes a charge of £650.1 million (2022: £1.4 million, 2021: £47.9 million) predominantly in relation to certain brands that no longer have any useful life. This includes accelerated amortisation charges of £430.8 million and £202.3 million for Wunderman Thompson and Y&R brands respectively, due to the creation of VML in the fourth quarter of 2023.
The investment and other impairment charges/reversals of £17.8 million (2022: £77.0 million, 2021: reversal of £42.4 million) relate to the same macroeconomic factors noted above. The 2022 charge of £77.0 million consisted of £48.0 million related to impairments due also to macroeconomic factors and a £29.0 million impairment of capitalised configuration and customisation costs related to software development projects.
Restructuring and transformation costs of £195.5 million (2022: £218.8 million, 2021: £175.4 million) include £113.4 million (2022: £134.5 million, 2021: £94.2 million) in relation to the Group’s IT-transformation programme. These IT costs include costs of £52.3 million (2022: £96.8 million, 2021: £62.2 million) in relation to the rollout of new ERP systems in order to drive efficiency and collaboration throughout the Group; and £38.3 million (2022: nil, 2021: nil) related to an IT-transition programme to move to a multi-vendor environment.

Also included within restructuring and transformation costs is £9.8 million (2022: £15.1 million, 2021: £29.9 million) of ongoing property costs, related to impairments the Group recognised in prior years in response to the COVID-19 pandemic. The remaining restructuring and transformation costs of £72.3 million (2022: £69.2 million, 2021: £51.3 million) relates to the continuing restructuring plan, including the creation of VML and simplification of GroupM. This includes restructuring actions at under-performing businesses, aiming to reduce ongoing costs and simplify operational structures.

Property-related restructuring costs of £232.5 million (2022: £18.0 million, 2021: nil) have been incurred related to a review of the Group's property requirements in 2023, following the stabilisation of return-to work practices post the COVID-19 pandemic and the campus strategy. This identified a number of properties that are surplus to requirements and opportunities to further consolidate Agencies within the existing Campus portfolio. The impairment charges included within property-related restructuring costs include £128.8 million (2022: £18.0 million, 2021: nil) in relation to right-of-use assets and £55.8 million (2022: nil, 2021: nil) of related property, plant and equipment.
Gains on disposal of investments and subsidiaries of £7.1 million in 2023 includes a gain of £18.1 million related to net receipts from the prior disposal of Kantar, offset primarily by losses on disposals of £11.0 million including disposal of the Group’s investment in Astus Australia. Losses on disposal of investments and subsidiaries of £36.3 million in 2022 primarily included a loss of £63.1 million on the divestment of the Group's Russian interests which completed in May 2022. This was partially offset by gains on other disposals during the period including Res Publica for £17.7 million and Mutual Mobile for £9.4 million with the remaining gains/losses due to individually insignificant transactions. Losses on disposal of investments and subsidiaries of £10.6 million in 2021 included a loss of £4.9 million on the disposal of XMKT in China, which completed in September 2021.
There were no remeasurements of equity interests in 2023. In 2022, gains on remeasurement of equity interests arising from a change in scope of ownership of £66.5 million (2021: nil) comprises a gain in relation to the reclassification of the Group's interest in Imagina in Spain from interests in associates to other investments.
In 2023, £11.0 million (2022: nil) has been received by the Group (net of legal costs) related to a previous litigation matter that settled in 2023.
Auditors’ remuneration:

	2023	2022	2021
	£m	£m	£m
Fees payable to the Company’s auditors for the audit of the Company and Group’s annual accounts	10.0	8.4	7.1
Fees payable for the audit of the Company’s subsidiaries	29.9	28.5	24.8
Fees payable to the auditors pursuant to legislation[1]	39.9	36.9	31.9
Audit-related services[2]	0.5	0.4	0.4
Other services[3]	1.7	0.6	1.4
Tax compliance services	—	0.1	—
Total other fees	2.2	1.1	1.8
Total fees	42.1	38.0	33.7
Notes
[1]Includes fees in respect of the audit of internal control over financial reporting.
[2]Audit-related assurance services are in respect of the review of the interim financial information.
[3]Other services include audits for earnout purposes, non-statutory audits and other agreed upon procedures.